Related Party Transactions, Promissory Note, Related Party Loans and Administrative Support Agreement (Detail) - USD ($)			3 Months Ended	4 Months Ended
	Jun. 08, 2020	Mar. 02, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 09, 2020
Proceeds from related party debt				$ 250,000	$ 250,000
Repayment of debt to related party				250,000	250,000
General and administrative expenses			$ 185,367	220,105	57,107
Promissory Note [Member] | Sponsor [Member]
Related party transaction		$ 300,000
Proceeds from related party debt		$ 250,000		$ 250,000	250,000
Repayment of debt to related party	$ 250,000
Administrative Support Agreement [Member] | Sponsor [Member]
Monthly fee					10,000
General and administrative expenses			$ 8,700
Forward Purchase Arrangement [Member] | Sponsor [Member]
Interest to purchase ordinary shares					25,000,000
Working Capital Loans [Member] | Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member]
Conversion value					$ 1,500,000
Conversion price (in dollars per share)					$ 1.50